CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Sub-classifications of financial information
Concessionary loans outstanding	kr 64		kr 174
Operating result of previous concessionary credit program	(7)		(17)
Administrative remuneration for concessionary loans	0		1
Comprehensive income
Interest income	19,315		19,438		kr 6,729
Interest expenses	(16,257)		(16,543)		(4,550)
Foreign exchange effects	(5)		2		(9)
Financial position for CIRR-system
Cash and cash equivalents	5,219	[1]	3,482	[1]	kr 4,060	[1]	kr 11,128
Derivatives	10,643		6,432
Other assets	286		276
Prepaid expenses and accrued revenues	8,145		7,994
Total assets	368,094		365,929
Derivatives	5,227		12,637
Accrued expenses and prepaid revenues	8,798		8,387
Total liabilities and equity	368,094		365,929
Committed undisbursed loans	56,887		54,975
CIRR-System
Comprehensive income
Interest income	2,302		2,329
Interest expenses	(2,070)		(1,904)
Foreign exchange effects	1		1
Profit before compensation to SEK	233		426
Administrative remuneration to SEK	(240)		(260)
Operating profit CIRR-system	(7)		166
Reimbursement to (-) / from (+) the State	7		(166)
Financial position for CIRR-system
Cash and cash equivalents	0		1
Loans	101,657		101,361
Derivatives	3,939		4,334
Other assets	217		179
Prepaid expenses and accrued revenues	1,817		1,711
Total assets	107,630		107,586
Liabilities	106,093		105,642
Derivatives	266		859
Accrued expenses and prepaid revenues	1,271		1,085
Total liabilities and equity	107,630		107,586
Committed undisbursed loans	kr 42,007		kr 36,505

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.